Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001811216
Registrant Name	Baosheng Media Group Holdings Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES